Debt - Senior Notes - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Feb. 28, 2015	Oct. 01, 2016	Jan. 02, 2016	Jun. 01, 2016	Dec. 27, 2014
Debt Instrument [Line Items]
Total debt		$ 3,831,350	$ 4,733,136		$ 4,698,592
Unamortized issue of Senior Notes with premium			11,652		14,982
2016 Senior Notes [Member]
Debt Instrument [Line Items]
Total debt		593,000
Unamortized deferred financing cost		$ 7,000
Interest Rate		5.875%
Redemption price percentage of principal amount		40.00%
Redemption premium percentage		105.875%
2016 Senior Notes [Member] | On or After June 15, 2019 [Member]
Debt Instrument [Line Items]
Redemption price percentage of principal amount		102.938%
2016 Senior Notes [Member] | On or After June 15, 2020 [Member]
Debt Instrument [Line Items]
Redemption price percentage of principal amount		101.469%
2016 Senior Notes [Member] | June 15, 2021 [Member]
Debt Instrument [Line Items]
Redemption price percentage of principal amount		100.00%
Senior Notes [Member]
Debt Instrument [Line Items]
Total debt		$ 592,577	1,334,835		1,332,561
Unamortized deferred financing cost		$ 7,423	$ 13,441		17,439
Interest Rate		5.88%	8.50%	8.50%
Unamortized issue of Senior Notes with premium			$ 12,000		$ 15,000
Senior Notes [Member] | On or After June 15, 2019 [Member]
Debt Instrument [Line Items]
Redemption price percentage of principal amount			104.25%
Senior Notes [Member] | On or After June 15, 2020 [Member]
Debt Instrument [Line Items]
Redemption price percentage of principal amount			102.13%
Senior Notes [Member] | June 15, 2021 [Member]
Debt Instrument [Line Items]
Redemption price percentage of principal amount			100.00%
Unsecured Senior Notes [Member] | Entities Affiliated [Member]
Debt Instrument [Line Items]
Senior notes, repurchase amount	$ 2,000